                                   UAM Funds
                                   Funds for the Informed Investor(sm)


ICM Small Company Portfolio
Semi-Annual Report                                            April 30, 2000

















                                                                 UAM(R)

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2000

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------
Shareholders' Letter.....................................................    1

Portfolio of Investments.................................................    3

Statement of Assets and Liabilities......................................    9

Statement of Operations..................................................   10

Statement of Changes in Net Assets.......................................   11

Financial Highlights.....................................................   12

Notes to Financial Statements............................................   13
--------------------------------------------------------------------------------

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
April 30, 2000

Dear Shareholders:

For the first time in a while we are able to report that small cap stocks have outperformed large cap stocks. For the first three months of the fiscal year, small cap growth stocks led the way. During the second fiscal quarter, growth stocks began to fade as Internet, biotechnology, and technology stocks experienced a sharp correction, which continues as this is written. Small cap value stocks performed quite well in March and April and may have reassumed their historic pattern of showing good relative performance in a weak market environment.

                                                      Total Returns
                               ---------------------------------------------------------
                               1st Fiscal Quarter   2nd Fiscal Quarter   1st Fiscal Half
                               ------------------   ------------------   ---------------
                                  Nov. 1, 1999-        Feb. 1, 2000-      Nov. 1, 1999-
                                  Jan. 31, 2000       April 30, 2000      April 30, 2000
                               ------------------   ------------------   ---------------
ICM Small Company Portfolio...          0.48%              10.12%             10.64%
Russell 2000 Index............         16.07%               2.28%             18.72%
Russell 2000 Value Index......          0.90%               7.24%              8.20%
Russell 2000 Growth Index.....         28.85%              -0.83%             27.78%
S&P 500 Index.................          2.61%               4.46%              7.20%

The Portfolio's return tracked the pattern of the Russell 2000 Value Index's return and outperformed this Index for this six month period. Investors seem to have rediscovered the importance of earnings and cash flow in valuing equities and this has worked to the value sector's benefit. As of the end of January 2000, the Russell 2000 Value Index was trading at historically low relative valuations to the Russell 2000 Growth Index. These valuation levels began to attract investors' interest as uncertainties developed about the lofty valuations of the Internet and technology stocks.

In our opinion, the equity market faces a number of hurdles in the months ahead. The most significant of these is the probability that the Federal Reserve will continue to raise interest rates in an attempt to slow the economy. This tighter monetary policy will likely increase investor nervousness and uncertainty. As a result, the equity market will probably continue to be quite volatile. The upcoming Presidential election will also create uncertainty and a lot of political rhetoric about the economy and taxes. Finally, valuations in many sectors of the market continue to be quite high, especially in light of the potential for rising interest rates. We believe that the environment outlined above may benefit value stocks in a relative sense.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

Respectfully,

/s/ Robert D. McDorman, Jr.
Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland

    All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
         A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

     A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered
                 recommendations to buy individual securities.

                     Definition of the Comparative Indices
                     -------------------------------------

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

Russell 2000 Growth Index is a subset of the Russell 2000 Index (an unmanaged index comprised of small capitalization, U.S. companies) that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 2000 Value Index is a subset of the Russell 2000 Index (an unmanaged index comprised of small capitalization, U.S. companies) that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

    Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance
                            would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2000(Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 95.8%


                                                                             Shares                 Value
                                                                          -----------            ------------
AUTO & TRANSPORTATION -- 5.2%
  Aramax International*.............................................         175,000             $  1,837,500
  Borg-Warner Automotive............................................         150,000                6,271,875
  Donnelly..........................................................         161,750                2,224,062
  Dura Automotive Systems*..........................................          27,527                  445,593
  Heartland Express*................................................         100,000                1,687,500
  Intermet..........................................................         175,000                1,279,687
  Jason*............................................................         125,000                1,273,437
  Rollins Truck Leasing.............................................         410,000                4,074,375
  Starcraft*........................................................          85,500                  598,500
  Wabash National...................................................         200,000                2,912,500
  Wynns International...............................................         284,512                3,947,604
                                                                                                 ------------
                                                                                                   26,552,633
                                                                                                 ------------
CONSUMER DISCRETIONARY -- 14.1%
  Aaron Rents.......................................................         308,200                4,468,900
  Ann Taylor Stores*................................................          65,000                1,344,687
  Aptar Group.......................................................         122,000                3,477,000
  Bell & Howell*....................................................         189,400                5,030,937
  Bon Ton Stores*...................................................         233,000                  553,375
  Bowne.............................................................         157,800                1,814,700
  Burlington Coat Factory*..........................................         200,000                3,000,000
  Bush Industries...................................................         200,000                3,000,000
  Finlay Enterprises*...............................................         300,000                2,887,500
  FTI Consulting*...................................................         270,000                2,193,750
  Garden Fresh Restaurant*..........................................         130,000                1,430,000
  Griffon*..........................................................         675,000                4,556,250
  Mohawk Industries*................................................          85,000                2,109,062
  Rex Stores*.......................................................         150,000                3,768,750
  R.H. Donnelley....................................................         250,000                5,000,000
  Right Management Consultants*.....................................         136,000                1,479,000
  Ruddick...........................................................         225,000                2,573,437
  Saks*.............................................................         200,000                2,287,500
  Shopko Stores.....................................................         500,000                8,937,500
  Stanley Furniture*................................................         175,000                4,003,125
  Toro..............................................................         200,000                6,150,000



The accompanying notes are an integral part of the financial statements.

UMA FUNDS                          ICM SMALL COMPANY PORTFOLIO
                                   APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
 COMMON STOCKS - continued

                                                         Shares         Value
                                                      ------------  ------------

CONSUMER DISCRETIONARY -- continued
  Tropical Sportswear*...............................     100,000   $  1,775,000
  Unitel Video*......................................     120,000              1
                                                                    ------------
                                                                      71,840,474
                                                                    ------------
CONSUMER STAPLES -- 2.4%
  Earthgrains........................................     175,000      2,460,937
  Guest Supply*......................................     210,000      3,622,500
  International Home Foods*..........................     300,000      4,368,750
  Sylvan*............................................     200,000      1,675,000
                                                                    ------------
                                                                      12,127,187
                                                                    ------------
ENERGY -- 5.6%
  Basin Exploration*.................................     100,000      1,393,750
  Belco Oil & Gas*...................................     250,000      2,203,125
  Clayton Williams Energy*...........................     200,500      2,882,187
  Meridian Resources*................................     400,000      1,450,000
  Midcoast Energy Resources..........................     100,000      1,587,500
  Newpark Resources*.................................     500,000      4,125,000
  Oceaneering International*.........................     300,000      5,175,000
  Offshore Logistics*................................     100,000      1,175,000
  Penn Virginia......................................     250,000      4,500,000
  Seitel*............................................      91,300        570,625
  Tuboscope*.........................................     200,000      3,475,000
                                                                    ------------
                                                                      28,537,187
                                                                    ------------
FINANCIAL SERVICES -- 12.0%
  ACMAT, Cl A*.......................................     100,000        800,000
  CCB Financial......................................     100,000      3,956,250
  Chittenden.........................................     190,000      5,046,875
  City National......................................     142,000      5,227,375
  Colonial BancGroup.................................     502,000      4,706,250
  Landamerica Financial Group........................     118,000      2,079,750
  Medallion Financial................................     209,800      3,474,812
  Medical Assurance*.................................      97,394      1,290,471
  Prosperity Bancshares..............................     161,000      2,243,938
  PXRE Group.........................................     160,000      2,380,000

The accompanying notes are an integral part of the financial statements.

UMA FUNDS                          ICM SMALL COMPANY PORTFOLIO
                                   APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
 COMMON STOCKS - continued


                                                        Shares        Value
                                                     ------------  -----------
FINANCIAL SERVICES -- continued
  Radian Group....................................       130,100   $ 6,626,969
  Republic Security Financial.....................       458,000     2,576,250
  Sovereign Bancorp...............................       555,000     3,815,625
  Sun Bancorp*....................................       144,000       972,000
  Superior Financial*.............................       100,000       993,750
  Trammell Crow*..................................       325,000     4,225,000
  Trenwick Group..................................       163,400     2,308,025
  UCBH Holdings*..................................       175,000     3,882,813
  West Coast Bancorp..............................       215,000     2,217,188
  WSFS Financial..................................       160,000     1,960,000
                                                                   -----------
                                                                    60,783,341
                                                                   -----------
HEALTH CARE -- 7.1%
  Bio-Rad Labs, Cl A*.............................       148,300     3,781,650
  Cambrex.........................................       125,000     5,125,000
  Covance*........................................       250,000     2,296,875
  Del Webb........................................       192,600     2,876,963
  Dentsply International..........................       250,000     7,250,000
  First Health Group, Cl A*.......................       100,000     3,050,000
  Lunar*..........................................       225,000     2,517,188
  Omnicare........................................       425,000     6,454,688
  Sierra Health Services*.........................       286,500     1,020,656
  Spacelabs Medical*..............................       100,000     1,175,000
  U.S. Oncology*..................................       200,000       687,500
                                                                   -----------
                                                                    36,235,520
                                                                   -----------
MATERIALS & PROCESSING -- 13.6%
  ACX Technologies*...............................       450,000     1,884,375
  Belden..........................................       229,900     6,825,156
  Carpenter Technology............................       100,000     2,006,250
  Centex Construction Products....................       125,000     3,859,375
  Dexter..........................................       125,000     6,859,375
  FiberMark*......................................       325,000     3,900,000
  Georgia Gulf....................................        84,800     2,040,500
  Granite Construction*...........................       400,000     9,500,000
  Martin Marietta Materials.......................       125,000     6,625,000
  Minerals Technologies...........................       200,000     9,250,000

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS -- continued

                                                        Shares          Value
                                                      ----------     -----------
MATERIALS & PROCESSING -- continued
  Omnova Solutions*.................................      64,700     $   388,200
  Quaker Chemical...................................     225,000       3,782,813
  Quanex............................................     200,000       3,275,000
  Schulman..........................................     100,000       1,287,500
  Southdown.........................................     135,000       7,846,875
                                                                     -----------
                                                                      69,330,419
                                                                     -----------
PRODUCER DURABLES -- 15.0%
  AMETEK............................................     200,000       4,112,500
  Applied Power.....................................     250,000       7,156,250
  C&D Technologies..................................     175,000      11,276,563
  Centex............................................     125,000       3,015,625
  Clarcor...........................................     100,000       1,800,000
  CMI...............................................     308,300       1,252,469
  GenCorp...........................................     114,700       1,154,169
  Hughes Supply.....................................     225,000       3,431,250
  MDC Holdings......................................     500,000       9,531,250
  Milacron..........................................     300,000       5,475,000
  Northwest Pipe*...................................     175,000       2,296,875
  Quixote...........................................     268,000       3,350,000
  Ryland Group......................................     200,000       4,025,000
  Spacehab*.........................................     320,000       1,600,000
  Teleflex..........................................     125,000       4,320,313
  US Home*..........................................     249,000       8,917,313
  Woodhead Industries...............................     215,000       3,574,375
                                                                     -----------
                                                                      76,288,952
                                                                     -----------
PROFESSIONAL SERVICES -- 0.3%
  F.Y.I.*...........................................      50,000       1,340,625
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS -- 8.5%
  Bradley Real Estate...............................     150,000       2,709,375
  Camden Property Trust.............................     125,000       3,546,875
  CBL & Associates Properties.......................     200,000       4,687,500
  Corporate Office Properties.......................      75,000         646,875
  Equity One........................................     100,000         906,250
  First Industrial Realty Trust.....................     100,000       3,006,250



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS -- continued

                                                       Shares          Value
                                                     ----------     -----------

REAL ESTATE INVESTMENT TRUSTS -- continued
  Gables Residential Trust........................      150,000     $ 3,600,000
  Healthcare Realty Trust.........................      100,000       1,800,000
  LaSalle Hotel Properties........................      185,000       2,798,125
  Liberty Property Trust..........................      200,000       4,950,000
  Mack-Cali Realty................................       80,000       2,060,000
  Mills...........................................      200,000       3,600,000
  Reckson Associates..............................      200,000       4,012,500
  Shurgard Storage Centers........................      175,000       4,582,813
                                                                    -----------
                                                                     42,906,563
                                                                    -----------
TECHNOLOGY -- 10.0%
  Affiliated Computer Services, Cl A*.............      200,000       6,625,000
  Analogic........................................      100,000       4,068,750
  Benchmark Electronics*..........................       70,000       2,813,125
  Complete Business Solutions*....................      125,000       2,843,750
  Coorstek Inc*...................................      112,500       5,069,531
  Diebold.........................................      190,000       5,486,250
  Nova*...........................................      270,000       8,538,750
  Pioneer-Standard Electronics....................      350,000       5,337,500
  SCB Computer Technology*........................      465,000         494,063
  Technitrol......................................       80,000       5,440,000
  Transaction Systems Architects*.................      265,000       4,322,812
                                                                    -----------
                                                                     51,039,531
                                                                    -----------
UTILITIES -- 2.0%
  Equitable Resources.............................      150,000       6,956,250
  NUI.............................................      125,000       3,343,750
                                                                    -----------
                                                                     10,300,000
                                                                    -----------
  TOTAL COMMON STOCKS
    (Cost $464,796,384)...........................                  487,282,432
                                                                    -----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCK -- 0.3%

                                                        Shares/
                                                      Face Amount      Value
                                                      -----------   ------------
PETROLEUM & FUEL PRODUCTS -- 0.3%
  Belco Oil & Gas (Cost $2,518,992)................       100,000   $  1,406,250
                                                                    ------------

 CONVERTIBLE BOND -- 0.4%

  Spacehab
     8.000%, 10/15/07 (Cost $2,739,093)............     2,700,000      1,984,500
                                                                    ------------

 SHORT-TERM INVESTMENT -- 3.3%


REPURCHASE AGREEMENT --3.3%
  Chase Securities, Inc. 5.65%, dated 04/28/00,
  due 05/01/00, to be repurchased at $16,937,971,
  collateralized by $18,554,413 of a U.S. Treasury
  Note valued at $16,930,374
  (Cost $16,930,000)...............................   $16,930,000     16,930,000
                                                                    ------------
  TOTAL INVESTMENTS -- 99.8%
  (Cost $486,984,469) (a)..........................                  507,603,182
                                                                    ------------
  OTHER ASSETS AND LIABILITIES, NET -- 0.2%........                    1,142,339
                                                                    ------------
  TOTAL NET ASSETS -- 100.0%.......................                 $508,745,521
                                                                    ============

 *  Non-Income Producing Security
Cl  Class
(a) The cost for federal income tax purposes was $486,984,469. At April 30, 2000, net unrealized appreciation for all securities based on tax cost was $20,618,713. This consisted of aggregate gross unrealized appreciation for all securities of $91,894,189 and an aggregate gross unrealized depreciation for all securities of $71,275,476.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost............................................   $ 486,984,469
                                                                   =============
Investments, at Value -- Note A.................................   $ 507,603,182
Cash............................................................          62,558
Receivable for Investment Securities Sold.......................       1,033,838
Dividends and Interest Receivable...............................         262,110
Receivable for Portfolio Shares Sold............................          77,703
Other Assets....................................................          75,223
                                                                   -------------
  Total Assets..................................................     509,114,614
                                                                   -------------

Liabilities
Payable for Investment Advisory Fees -- Note B..................         291,748
Payable for Administrative Fees -- Note C.......................          32,533
Payable for Custodian Fees -- Note D............................           4,304
Payable for Directors' Fees -- Note F...........................           2,078
Payable for Portfolio Shares Redeemed...........................             544
Other Liabilities...............................................          37,886
                                                                   -------------
  Total Liabilities.............................................         369,093
                                                                   -------------
Net Assets......................................................   $ 508,745,521
                                                                   =============

Net Assets Consist of:
Paid in Capital.................................................     458,477,715
Undistributed Net Investment Income.............................       1,408,609
Accumulated Net Realized Gain...................................      28,240,484
Unrealized Appreciation.........................................      20,618,713
                                                                   -------------
Net Assets......................................................   $ 508,745,521
                                                                   =============

Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value)
 (authorized 50,000,000)........................................      23,470,834
Net Asset Value, Offering and Redemption Price
 Per Share......................................................   $       21.68
                                                                   =============


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     FOR THE SIX MONTHS ENDED
                                                     APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS


Investment Income
Dividends......................................................     $ 5,366,489
Interest.......................................................         804,537
                                                                    -----------
  Total Income.................................................       6,171,026
                                                                    -----------
Expenses
Investment Advisory Fees -- Note B.............................       1,832,017
Administration Fees -- Note C..................................         238,167
Printing Fees..................................................          21,451
Custodian Fees -- Note D.......................................          20,584
Registration and Filing Fees...................................          13,496
Audit Fees.....................................................          11,736
Legal Fees.....................................................          11,601
Directors' Fees -- Note F......................................           3,026
Other Expenses.................................................          65,665
                                                                    -----------
  Net Expenses Before Expense Offset...........................       2,217,743
Expense Offset.................................................         (22,270)
                                                                    -----------
  Net Expenses After Expense Offset............................       2,195,473
                                                                    -----------
Net Investment Income..........................................       3,975,553
                                                                    -----------
Net Realized Gain on Investments...............................      28,426,086
Net Change in Unrealized Appreciation (Depreciation) on
 Investments...................................................      19,792,330
                                                                    -----------
Net Gain on Investments........................................      48,218,416
                                                                    -----------
Net Increase in Net Assets Resulting from Operations...........     $52,193,969
                                                                    ===========


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                Six Months
                                                  Ended          Year Ended
                                              April 30, 2000     October 31,
                                                (Unaudited)         1999
                                              --------------    -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income.....................  $    3,975,553    $   7,403,490
  Net Realized Gain.........................      28,426,086       67,100,104
  Net Change in Unrealized Appreciation
   (Depreciation)...........................      19,792,330      (73,380,556)
                                              --------------    -------------
  Net Increase in Net Assets Resulting from
   Operations...............................      52,193,969        1,123,038
                                              --------------    -------------
Distributions:
  Net Investment Income.....................      (3,476,700)      (7,495,168)
  Net Realized Gain.........................     (67,407,673)     (36,638,319)
                                              --------------   --------------
      Total Distributions...................     (70,884,373)     (44,133,487)
                                              --------------   --------------
Capital Share Transactions (1):
  Issued....................................      47,212,803      135,646,019
  In Lieu of Cash Distributions.............      66,523,945       39,930,140
  Redeemed..................................    (146,281,286)    (191,175,458)
                                              --------------   --------------
  Net Decrease from Capital Share
   Transactions.............................     (32,544,538)     (15,599,299)
                                              --------------   --------------
      Total Decrease........................     (51,234,942)     (58,609,748)
Net Assets:
  Beginning of Period.......................     559,980,463      618,590,211
                                              --------------   --------------
  End of Period (Including undistributed
   net investment income of $790,877 and
   $909,756, respectively)..................  $  508,745,521   $  559,980,463
                                              ==============   ==============

(1) Shares Issued and Redeemed:
   Shares Issued............................       2,220,967        5,689,160
   In Lieu of Cash Distributions............       3,351,105        1,729,097
   Shares Redeemed..........................      (6,840,894)      (8,083,896)
                                              --------------   --------------
   Net Decrease from Shares Issued..........      (1,268,822)        (665,639)
                                              ==============   ==============



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                            Selected Per Share Data & Ratios
                                                                              For a Share Outstanding Throughout Each Period

                                       Six Months
                                         Ended                                 Years Ended October 31,
                                     April 30, 2000          ---------------------------------------------------------------
                                      (Unaudited)               1999        1998            1997       1996          1995
                                     --------------          ---------    --------        --------    --------      --------
Net Asset Value,
  Beginning of Period                    $   22.63            $  24.35    $  27.82        $  20.71    $  19.04      $  17.05
                                        ----------            --------    --------        --------    --------      --------
Income from Investment
  Operations:
Net Investment Income................         0.15                0.29        0.28            0.23        0.24          0.16
Net Realized and Unrealized
  Gain (Loss)........................         1.96               (0.30)      (1.58)           8.27        2.59          2.70
                                        ----------            --------    --------        --------    --------      --------
Total from Investment
  Operations.........................         2.11               (0.01)      (1.30)           8.50        2.83          2.86
                                        ----------            --------    --------        --------    --------      --------
Distributions:
  Net Investment Income..............        (0.15)              (0.29)      (0.24)          (0.20)      (0.24)        (0.14)
  Net Realized Gain..................        (2.91)              (1.42)      (1.93)          (1.19)      (0.92)        (0.73)
                                        ----------            --------    --------        --------    --------      --------
 Total Distributions.................        (3.06)              (1.71)      (2.17)          (1.39)      (1.16)        (0.87)
                                        ----------            --------    --------        --------    --------      --------
Net Asset Value,
  End of Period......................    $   21.68            $  22.63    $  24.35        $  27.82    $  20.71      $  19.04
                                        ==========            ========    ========        ========    ========      ========

Total Return.........................        10.64%*             (0.13)%     (5.04)%         43.28%      15.62%        17.73%
                                        ==========            ========    ========        ========    ========      ========

Ratios and Supplemental Data
Net Assets, End of Period
  (Thousands)........................    $ 508,746            $559,980    $618,590        $518,377    $320,982      $250,798
Ratio of Expenses to
  Average Net Assets.................         0.85%**             0.85%       0.89%           0.89%       0.88%         0.87%
Ratio of Net Investment
  Income to Average
  Net Assets.........................         1.28%**             1.18%       1.12%           0.97%       1.20%         1.02%
Portfolio Turnover Rate..............           20%                 32%         22%             23%         23%           20%


*  Not Annualized
** Annualized


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

  UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The ICM Small Company Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum, long-term total return consistent with reasonable risk to principal, by investing primarily in the common stocks of smaller companies in terms of revenues, assets, and market capitalization.

  A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

     2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the

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#UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO

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  event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

     4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

     Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to accumulated net realized gain
  (loss),  paid in capital, and undistributed net investment income (loss).

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

     5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

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#UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO

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  B. Investment Advisory Services: Under the terms of an investment advisory agreement, Investment Counselors of Maryland, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of average daily net assets for the month.

  C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEIInvestments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEIInvestments Company. DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

  Pursuant to the Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500, and a fee based on the number of active shareholder accounts.

  For the six months ended April 30, 2000, the Administrator was paid $238,167, of which $97,168 was paid to SEI for their services, $11,006 to DST for their services, and $7,753 to UAMSSC for their services.

  Prior to November 1, 1999, Chase Global Fund Services Company served as the Portfolio's Sub-Administrator.

  D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

  E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor''), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

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#UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO

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  G. Purchases and Sales: For the six months ended April 30, 2000, the Portfolio made purchases of $99,662,199 and sales of $163,366,871 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

  H. Line of Credit: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 2000, the Portfolio had no borrowings under the agreement.

  I. Other: At April 30, 2000, 11% of total shares outstanding were held by 1 record shareholder.

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UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

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Officers and Directors

Norton H. Reamer                                       William H. Park
Director, President and Chairman                       Vice President

John T. Bennett, Jr.                                   Gary L. French
Director                                               Treasurer

Nancy J. Dunn                                          Robert R. Flaherty
Director                                               Assistant Treasurer

Philip D. English                                      Robert J. Della Croce
Director                                               Assistant Treasurer

William A. Humenuk                                     Martin J. Wolin, Esq.
Director                                               Secretary

James P. Pappas                                        Theresa DelVecchio
Director                                               Assistant Secretary

Peter M. Whitman, Jr.
Director

--------------------------------------------------------------------------------
UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Investment Counselors of Maryland, Inc.
803 Cathedral Street
Baltimore, Maryland 21201

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                       --------------------------------------
                                        This report has been prepared for
                                        shareholders and may be distributed
                                        to others only if preceded or
                                        accompanied by a current prospectus.
                                       --------------------------------------